Revenue from Contracts with Customers	3 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue from Contracts with Customers

15. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended December 31,
	2025	2024
B2B	215,123	182,045
DTC	186,187	178,517
Other	591	1,157
Revenue	401,901	361,719

Our B2B and DTC channels generate revenue across each of our reportable segments. The distribution between B2B and DTC revenue in our reportable segments approximates the distribution of the consolidated group.